Cover	Apr. 11, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 13, 2021, Silicon Laboratories Inc. (“Silicon Laboratories”) filed a Current Report on Form 8-K (the “Original Report”) to report the appointment of Mark D. Mauldin as chief accounting officer. As of the date of the Original Report, the terms of any equity award to be granted to Mr. Mauldin in connection with such appointment had not been determined. This Amendment No. 1 to the Original Report is being filed solely for the purpose of providing the terms of such equity award.
Document Period End Date	Apr. 11, 2021
Entity File Number	000-29823
Entity Registrant Name	SILICON LABORATORIES INC.
Entity Central Index Key	0001038074
Entity Tax Identification Number	74-2793174
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 West Cesar Chavez
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	416-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	SLAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false